Key Management Personnel Disclosures	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Key Management Personnel Disclosures
NOTE 23. KEY MANAGEMENT PERSONNEL DISCLOSURES
(a) Directors and key management personnel compensation

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$	June 30, 2019 A$
Short-term employee benefits*#	1,399,536	1,204,840	1,285,647
Long-term employee benefits	9,059	6,367	11,115
Post-employment benefits	157,001	31,558	33,458
Share-based payments#	1,278,490	1,307,509	1,243,385

	2,844,086	2,550,274	2,573,605

*
Current year short-term employee benefits shown also include compulsory employer funded social security contributions amounting to A$187,787, which are paid directly by the Company to Government authorities in line with French and German regulations. Prior year amounts have been adjusted in the current year to include compulsory employer funded social security contributions amounting to A$137,107 for fiscal year 2020 and A$150,500 for fiscal year 2019 which have been deemed to be Employee benefits under accounting standards.

#
For fiscal year ended June 30, 2021,
Non-Executive
Director’s share-based payments of A$331,908 are classified as “Share-Based Payments”. In the prior fiscal year these amounts were included within Short-term employee benefits, accordingly the comparative figures of A$292,821 in total for fiscal year 2020 and A$453,752 in total for fiscal year 2019 have been reclassified to Share-based payments.

Further remuneration disclosures are set out in the audited Remuneration Report within the Directors’ Report.
(b) Equity instrument disclosures relating to key management personnel
(i) Options provided as remuneration and shares issued on exercise of such options
There were no options provided as remuneration during the fiscal years June 30, 2021, June 30, 2020 and June 30, 2019.
(ii) Shareholding
The numbers of shares in the company held during the year by each director of and other key management personnel of the Group, including their personally related parties, are set out below. There were no shares granted during the reporting period as compensation. On November 5, 2019, there was a 10 to 1 share consolidation. The number of shares in the fiscal years 2021, 2020 and 2019 tables below are prepared on post share consolidation basis.

June 30, 2021	Balance at start of the fiscal year	Received during the fiscal year on exercise of performance rights	Received during the fiscal year on the exercise of options	Other changes during the fiscal year *	Balance at end of the fiscal year

Ordinary shares
Dr Russell Howard	500,000	250,000	—	—	750,000
Mr Pete Meyers	1,500,758	273,637	—	—	1,774,395
Mr Marc Voigt	7,647,445	1,200,000	—	—	8,847,445
Mr Grant Chamberlain	1,301,369	426,654	—	—	1,728,023
Ms Deanne Miller	3,003,892	600,000	—	(640,000)	2,963,892
Dr Frédéric Triebel	5,953,764	900,000	—	—	6,853,764

Total ordinary shares	19,907,228	3,650,291	—	(640,000)	22,917,519

ADSs
Mr Marc Voigt	45				45
Total ADSs	45				45

June 30, 2020	Balance at start of the fiscal year	Received during the fiscal year on exercise of performance rights	Received during the fiscal year on the exercise of options	Other changes during the fiscal year *	Balance at end of the fiscal year

Ordinary shares
Dr Russell Howar d	250,000	250,000	—	—	500,000
Mr Pete Meyers	1,227,121	273,637	—	—	1,500,758
Mr Marc Voigt	5,827,196	1,666,667	—	153,582	7,647,445
Mr Grant Chamberlain	473,931	426,653	—	400,785	1,301,369
Ms Deanne Miller	2,314,421	833,334	—	(143,863)	3,003,892
Dr Frédéric Triebel	4,413,106	1,166,667	—	373,991	5,953,764

Total ordinary shares	14,505,775	4,616,958	—	784,495	19,907,228

ADSs
Mr Marc Voigt	45	—	—	—	45
Total ADSs	45	—	—	—	45

*Other changes during the year include the shares acquired via the Entitlements Offer, on market acquisition and disposals.

June 30, 2019	Balance at start of the fiscal year	Received during the fiscal year on the exercise of performance rights	Received during the fiscal year on the exercise of options	Other changes during the fiscal year	Balance at end of the fiscal year
Ordinary shares

Dr. Russell Howard	—	250,000	—	—	250,000
Mr. Pete Meyers	953,484	273,637	—	—	1,227,121
Mr Marc Voigt	4,160,529	1,666,667	—	—	5,827,196
Mr Grant Chamberlain	—	473,931	—	—	473,931
Ms. Deanne Miller	1,976,842	833,334	—	(495,755)	2,314,421
Dr. Frédéric Triebel	3,246,438	1,166,668	—	—	4,413,106
Total ordinary shares	10,337,293	4,664,237	—	—	14,505,775

ADSs
Mr Marc Voigt	45	—	—	—	45
Total ADSs	45	—	—	—	45

(iii) Option holdings
There were no options holdings held and no movements during the fiscal years 2021 and 2020. Please refer to the table below for the option holdings movement during fiscal year 2019
.

June 30, 2019	Balance at start of the fiscal year	Granted	Exercised	Other Changes	Balance at end of the fiscal year	Vested and exercisable	Unvested

Options over ordinary shares
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	—	—	—	—	—	—	—
Mr. Marc Voigt	—	—	—	—	—	—	—
Mr Grant Chamberlain	—	—	—	—	—	—	—
Ms. Deanne Miller	—	—	—	—	—	—	—
Dr Frédéric Triebel 1	2,400,060	—	—	(2,400,060)	—	—	—

	2,400,060	—	—	(2,400,060)	—	—	—

1
This amount represents warrants which were issued to Dr Frédéric Triebel upon the acquisition of Immutep. The above options lapsed during the fiscal year ended June 30, 2019. Number of options in the tables above are prepared on post share consolidation basis.

(iv) Performance rights holdings
The number of performance rights over ordinary shares in the parent entity held during the year by each director and other members of key management personnel of the consolidated entity, including their personally related parties, is set out below. On November 5, 2019, there was a 10 to 1 share consolidation. The number of performance rights in the fiscal years 2021, 2020 and 2019 tables below are prepared on post share consolidation basis.

June 30, 2021	Balance at start of the fiscal year	Granted	Exercised	Other Changes	Balance at end of the fiscal year	Vested and exercisable	Unvested

Rights over ordinary shares
Dr. Russell Howard	500,000	—	(250,000)	—	250,000	—	250,000
Mr. Pete Meyers	1,773,637	—	(273,637)	—	1,500,000	—	1,500,000
Mr. Marc Voigt	3,600,000	—	(1,200,000)	—	2,400,000	—	2,400,000
Mr Grant Chamberlain	426,654	1,350,000	(426,654)	—	1,350,000	—	1,350,000
Ms. Deanne Miller	1,800,000	—	(600,000)	—	1,200,000	—	1,200,000
Dr. Frédéric Triebel	2,700,000	—	(900,000)	—	1,800,000	—	1,800,000

	10,800,291	1,350,000	(3,650,291)	—	8,500,000	—	8,500,000

June 30, 2020	Balance at start of the fiscal year	Granted	Exercised	Other Changes	Balance at end of the fiscal year	Vested and exercisable	Unvested

Rights over ordinary shares
Dr. Russell Howard	750,000	—	(250,000)	—	500,000	—	500,000
Mr. Pete Meyers	547,274	1,500,000	(273,637)	—	1,773,637	—	1,773,637
Mr. Marc Voigt	1,666,667	3,600,000	(1,666,667)	—	3,600,000	—	3,600,000
Mr Grant Chamberlain	853,307	—	(426,653)	—	426,654	—	426,654
Ms. Deanne Miller	833,334	1,800,000	(833,334)	—	1,800,000	—	1,800,000
Dr. Frédéric Triebel	1,166,667	2,700,000	(1,166,667)	—	2,700,000	—	2,700,000

	5,817,249	9,600,000	(4,616,958)	—	10,800,291	—	10,800,291

June 30, 2019	Balance at start of the fiscal year	Granted	Exercised	Other Changes	Balance at end of the fiscal year	Vested and exercisable	Unvested

Rights over ordinary shares
Dr. Russell Howard	—	1,000,000	(250,000)	—	750,000	—	750,000
Mr. Pete Meyers	820,911	—	(273,637)	—	547,274	—	547,274
Mr. Marc Voigt	4,558,824	—	(1,666,667)	(1,225,490)	1,666,667	—	1,666,667
Mr Grant Chamberlain	1,327,238	—	(473,931)	—	853,307	—	853,307
Ms. Deanne Miller	2,034,315	—	(833,334)	(367,647)	833,334	—	833,334
Dr. Frédéric Triebel	2,333,335	—	(1,166,668)	—	1,166,667	—	1,166,667

	11,074,623	1,000,000	(4,664,237)	(1,593,137)	5,817,249	—	5,817,249